UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07723

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Worldwide Health Sciences Portfolio

February 29, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 90.5%

Security	Shares	Value

Biotechnology — 29.8%
AbbVie, Inc.	1,225,000	$66,897,250
Actelion, Ltd.	160,000	22,163,073
Alexion Pharmaceuticals, Inc.(1)	223,000	31,398,400
Amgen, Inc.	303,000	43,110,840
Biogen, Inc.(1)	200,000	51,884,000
Bluebird Bio, Inc.(1)	111,100	5,135,042
Celgene Corp.(1)	256,000	25,812,480
Forward Pharma A/S ADR(1)	162,600	2,074,776
Gilead Sciences, Inc.	327,100	28,539,475
Incyte Corp.(1)	429,400	31,560,900
Infinity Pharmaceuticals, Inc.(1)	654,534	3,783,206
Ironwood Pharmaceuticals, Inc.(1)	1,237,800	11,944,770
NewLink Genetics Corp.(1)	138,300	2,909,832
Ophthotech Corp.(1)	331,000	14,908,240
Portola Pharmaceuticals, Inc.(1)	725,700	20,442,969
Puma Biotechnology, Inc.(1)	142,000	6,358,760
Regeneron Pharmaceuticals, Inc.(1)	137,000	52,610,740
Vertex Pharmaceuticals, Inc.(1)	162,000	13,849,380

		$435,384,133

Health Care Equipment — 11.7%
Boston Scientific Corp.(1)	3,450,000	$58,581,000
Intuitive Surgical, Inc.(1)	84,000	47,297,040
NuVasive, Inc.(1)	806,000	33,690,800
Wright Medical Group NV(1)	1,855,647	31,713,007

		$171,281,847

Health Care Facilities — 5.6%
Community Health Systems, Inc.(1)	336,400	$5,086,368
HCA Holdings, Inc.(1)	1,107,100	76,622,391

		$81,708,759

Health Care Services — 1.8%
Express Scripts Holding Co.(1)	378,000	$26,603,640

		$26,603,640

Health Care Supplies — 2.5%
Cooper Cos., Inc. (The)	205,000	$29,306,800
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	10,618,900	6,801,094

		$36,107,894

Security	Shares	Value

Life Sciences Tools & Services — 3.6%
Agilent Technologies, Inc.	125,000	$4,668,750
Fluidigm Corp.(1)	527,700	3,498,651
Illumina, Inc.(1)	180,000	27,043,200
Thermo Fisher Scientific, Inc.	141,000	18,215,790

		$53,426,391

Managed Health Care — 2.3%
WellCare Health Plans, Inc.(1)	369,000	$33,162,030

		$33,162,030

Pharmaceuticals — 33.2%
Allergan PLC(1)	341,025	$98,934,763
Bristol-Myers Squibb Co.	1,029,700	63,769,321
Celltrion, Inc.(1)	236,060	19,006,294
Chugai Pharmaceutical Co., Ltd.	336,300	9,961,604
Eli Lilly & Co.	611,000	43,992,000
Impax Laboratories, Inc.(1)	773,500	25,285,715
Novartis AG	457,700	32,601,250
Novo Nordisk A/S, Class B	475,000	24,455,201
Ono Pharmaceutical Co., Ltd.	445,120	82,418,143
Roche Holding AG PC	105,000	26,923,598
Santen Pharmaceutical Co., Ltd.	1,250,000	19,192,566
Shire PLC ADR	82,128	12,821,002
Teva Pharmaceutical Industries, Ltd. ADR	399,000	22,184,400
Towa Pharmaceutical Co., Ltd.	79,700	3,796,719

		$485,342,576

Total Common Stocks (identified cost $1,167,266,555)		$1,323,017,270

Short-Term Investments — 8.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(2)	$121,678	$121,677,714

Total Short-Term Investments (identified cost $121,677,714)		$121,677,714

Total Investments — 98.8% (identified cost $1,288,944,269)		$1,444,694,984

Other Assets, Less Liabilities — 1.2%		$17,687,492

Net Assets — 100.0%		$1,462,382,476

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	79.3%	$1,160,295,264
Japan	7.9	115,369,032
Switzerland	5.6	81,687,921
Denmark	1.8	26,529,977
Israel	1.5	22,184,400
South Korea	1.3	19,006,294
Ireland	0.9	12,821,002
China	0.5	6,801,094

Total Investments	98.8%	$1,444,694,984

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $1,167,266,555)	$1,323,017,270
Affiliated investment, at value (identified cost, $121,677,714)	121,677,714
Foreign currency, at value (identified cost, $5,280,000)	5,283,028
Dividends receivable	799,272
Interest receivable from affiliated investment	25,965
Receivable for investments sold	7,810,914
Tax reclaims receivable	4,996,231
Total assets	$1,463,610,394

Liabilities
Payable to affiliates:
Investment adviser fee	$722,526
Management fee	380,904
Accrued expenses	124,488
Total liabilities	$1,227,918
Net Assets applicable to investors’ interest in Portfolio	$1,462,382,476

Sources of Net Assets
Investors’ capital	$1,306,892,825
Net unrealized appreciation	155,489,651
Total	$1,462,382,476

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends (net of foreign taxes, $406,009)	$6,167,703
Interest allocated from affiliated investment	55,990
Expenses allocated from affiliated investment	(2,630)
Total investment income	$6,221,063

Expenses
Investment adviser fee	$4,816,429
Management fee	2,630,700
Trustees’ fees and expenses	34,000
Custodian fee	198,353
Legal and accounting services	48,421
Miscellaneous	44,374
Total expenses	$7,772,277

Net investment loss	$(1,551,214)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$78,174,754
Investment transactions allocated from affiliated investment	76
Foreign currency transactions	(575,070)
Net realized gain	$77,599,760
Change in unrealized appreciation (depreciation) —
Investments	$(295,215,461)
Foreign currency	(175,148)
Net change in unrealized appreciation (depreciation)	$(295,390,609)

Net realized and unrealized loss	$(217,790,849)

Net decrease in net assets from operations	$(219,342,063)

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
From operations —
Net investment loss	$(1,551,214)	$(3,563,427)
Net realized gain from investment and foreign currency transactions	77,599,760	234,730,311
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(295,390,609)	6,877,504
Net increase (decrease) in net assets from operations	$(219,342,063)	$238,044,388
Capital transactions —
Contributions	$13,755,144	$142,655,084
Withdrawals	(110,894,363)	(90,514,265)
Net increase (decrease) in net assets from capital transactions	$(97,139,219)	$52,140,819

Net increase (decrease) in net assets	$(316,481,282)	$290,185,207

Net Assets
At beginning of period	$1,778,863,758	$1,488,678,551
At end of period	$1,462,382,476	$1,778,863,758

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Supplementary Data

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.95	%(2)	0.92%	0.92%	0.81%	0.80%	1.21	%(3)
Net investment income (loss)	(0.19	)%(2)	(0.21)%	0.17%	0.97%	1.24%	0.85	%(4)
Portfolio Turnover	16	%(5)	51%	57%	51%	63%	43%
Total Return	(12.73	)%(5)	15.91%	40.05%	24.99%	16.99%	14.00%
Net assets, end of period (000’s omitted)	$1,462,382		$1,778,864	$1,488,679	$1,129,151	$1,018,497	$1,025,530

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(4)	Includes special dividends equal to 0.68% of average daily net assets.

(5)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2016, Eaton Vance Worldwide Health Sciences Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

24

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

As of February 29, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion, 0.40% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 29, 2016, the Portfolio’s investment adviser fee, including an upward performance adjustment of $1,055,534, amounted to $4,816,429 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion, 0.26% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of EVM or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended February 29, 2016, the management fee amounted to $2,630,700 or 0.32% (annualized) of the Portfolio’s average daily net assets.

See Note 9 for proposed restructuring of the management and advisory agreements.

Trustees and officers of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

25

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $253,021,241 and $413,137,259, respectively, for the six months ended February 29, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,297,220,153

Gross unrealized appreciation	$262,454,548
Gross unrealized depreciation	(114,979,717)

Net unrealized appreciation	$147,474,831

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio invests a significant portion of its assets in the health sciences sector and may concentrate in the medical research and health care industries, it will likely be affected by events that adversely affect that sector or industries. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Worldwide Health Sciences Portfolio

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$413,221,060	$22,163,073		$—	$435,384,133
Health Care Equipment	171,281,847	—		—	171,281,847
Health Care Facilities	81,708,759	—		—	81,708,759
Health Care Services	26,603,640	—		—	26,603,640
Health Care Supplies	29,306,800	6,801,094		—	36,107,894
Life Sciences Tools & Services	53,426,391	—		—	53,426,391
Managed Health Care	33,162,030	—		—	33,162,030
Pharmaceuticals	266,987,201	218,355,375		—	485,342,576

Total Common Stocks	$1,075,697,728	$247,319,542	*	$—	$1,323,017,270

Short-Term Investments	$—	$121,677,714		$—	$121,677,714

Total Investments	$1,075,697,728	$368,997,256		$—	$1,444,694,984

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

9  Proposed Restructuring of Management and Advisory Agreements

In February 2016, the Board of Trustees approved the restructuring of the Portfolio’s management and advisory agreements. Under the proposed structure, EVM would assume the role of investment adviser responsible for implementing the Portfolio’s investment program, OrbiMed would serve as sub-adviser providing research services to EVM with respect to the Portfolio’s investment program, and Eaton Vance Management (International) Limited (EVMI), an affiliate of EVM, would become a sub-adviser to the Portfolio involved in its day-to-day investment management. Under the proposed advisory agreement with EVM, the base investment advisory fee rates as a percentage of average daily net assets would be 0.10% less than the current combined management fee and base investment advisory fee rates for each asset level of less than $2.5 billion and 0.05% less for net assets of $2.5 billion and over. The base investment advisory fee under the proposed advisory agreement with EVM would be subject to the same performance adjustment that is applicable under the current advisory agreement with OrbiMed. EVM would pay sub-advisory fees to EVMI and OrbiMed from the advisory fees it receives under the proposed advisory agreement. The proposed advisory and sub-advisory agreements are subject to approval by the interest holders of the Portfolio, including the shareholders of Eaton Vance Worldwide Health Sciences Fund. A special meeting of shareholders is expected to be held on or about May 26, 2016.

27

Eaton Vance

Worldwide Health Sciences Fund

February 29, 2016

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.29.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	April 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 14, 2016

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	April 14, 2016